                               SUPPLEMENT TO THE
                     SCHWAB VALUE ADVANTAGE INVESTMENTS TM
                        PROSPECTUS DATED APRIL 30, 2005

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS EFFECTIVE AS OF DECEMBER 12,
2005.

The table under Step 1 of the "Buying shares" section is deleted and replaced with the following table:

                                 MINIMUM
MINIMUM INITIAL                  ADDITIONAL                  MINIMUM
INVESTMENT                       INVESTMENTS                 BALANCE
--------------------------------------------------------------------------------
$25,000 ($15,000                 $500                        $20,000 ($15,000
for IRA and                                                  for IRA and
custodial                                                    custodial accounts)
accounts) 1

1 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Charles Schwab & Co., Inc. Member SIPC
REG 33890 (12/05) (C)2005 All Rights Reserved